Employee Benefits - Summary of Amount Recognized in the Balance Sheet for Jaguar Land Rover Limited Pension Plan (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Disclosure of defined benefit plans [line items]
Non- current assets	₨ 16.4		₨ 15.7
Non -current liabilities	(61,101.2)	$ (883.5)	(41,007.6)
Jaguar Land Rover Pension plan [member]
Disclosure of defined benefit plans [line items]
Present value of defined benefit obligation	782,664.9	11,317.5	767,800.4
Fair value of plan assets	722,401.0	10,446.0	727,378.9
Net liability	(60,263.9)	(871.5)	(40,421.5)
Non- current assets	0.0	0.0	0.0
Non -current liabilities	(60,263.9)	(871.5)	(40,421.5)
Net liability	₨ (60,263.9)	$ (871.5)	₨ (40,421.5)